Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Maximum Aggregate Offering Price	$ 100,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.81
Offering Note	None